QUARTERLY DATA (UNAUDITED) (Tables)	12 Months Ended
Aug. 31, 2023
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information

Fiscal 2023	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Annual
Revenues	$15,747,802	$15,814,158	$16,564,585	$15,985,200	$64,111,745
Cost of services	10,561,660	10,979,392	11,035,515	10,803,571	43,380,138
Operating income	2,593,100	1,944,581	2,359,288	1,912,920	8,809,889
Net income	1,996,300	1,550,683	2,048,335	1,408,212	7,003,530
Net income attributable to Accenture plc	1,964,950	1,523,648	2,009,996	1,372,963	6,871,557
Weighted average Class A ordinary shares:
—Basic	630,137,262	630,845,147	631,535,162	629,922,331	630,608,186
—Diluted	638,766,821	637,735,390	638,743,434	639,249,070	638,591,616
Earnings per Class A ordinary share:
—Basic	$3.12	$2.42	$3.18	$2.18	$10.90
—Diluted	$3.08	$2.39	$3.15	$2.15	$10.77

Fiscal 2022	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Annual
Revenues	$14,965,153	$15,046,693	$16,158,803	$15,423,656	$61,594,305
Cost of services	10,048,364	10,522,734	10,844,069	10,477,599	41,892,766
Operating income	2,434,294	2,061,580	2,603,118	2,268,189	9,367,181
Net income	1,819,730	1,657,529	1,819,316	1,692,385	6,988,960
Net income attributable to Accenture plc	1,791,024	1,634,942	1,786,075	1,665,128	6,877,169
Weighted average Class A ordinary shares:
—Basic	632,280,932	633,956,712	632,749,442	632,095,422	632,762,710
—Diluted	644,922,661	644,127,093	641,004,741	640,914,760	642,839,181
Earnings per Class A ordinary share:
—Basic	$2.83	$2.58	$2.82	$2.63	$10.87
—Diluted	$2.78	$2.54	$2.79	$2.60	$10.71